GEOGRAPHIC SEGMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Sales	$ 1,731	$ 2,424
EBITDA	120	638
Depreciation and amortization	136	134
Additions to property, plant and equipment	141	204
Property, plant and equipment	1,427	1,402
Operating segments | North America
Disclosure of operating segments [line items]
Sales	1,237	1,907
EBITDA	70	570
Depreciation and amortization	110	111
Additions to property, plant and equipment	96	186
Property, plant and equipment	1,147	1,159
Operating segments | Europe
Disclosure of operating segments [line items]
Sales	494	517
EBITDA	64	86
Depreciation and amortization	26	23
Additions to property, plant and equipment	45	18
Property, plant and equipment	280	243
Unallocated
Disclosure of operating segments [line items]
Sales	0	0
EBITDA	(14)	(18)
Depreciation and amortization	0	0
Additions to property, plant and equipment	0	0
Property, plant and equipment	$ 0	$ 0